ALLIANCE MUNICIPAL TRUST -MASSACHUSETTS PORTFOLIO

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1998



STATEMENT OF NET ASSETS
JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          MUNICIPAL BONDS-102.9%
          MASSACHUSETTS-75.6%
          AYER BAN
          Series '98 AMBAC
$   419   4/01/99                                  3.90%     $   428,476
          BRIDGEWATER GO
          Golf Course Revenue
          Series '97 AMBAC
    140   7/15/98                                  3.93          140,147
          BROOKLINE GO
          Series '98
    777   6/01/99                                  3.77          792,440
          CHATHAM GO
          MBIA
    500   7/01/98                                  3.83          500,000
          DUDLEY BAN
          Series '98 FSA
    235   3/15/99                                  3.69          239,523
          GARDNER GO
          FGIC Series '97
  1,000   11/01/98                                 3.88        1,010,246
          GEORGETOWN GO
          Series '98 MBIA
    375   5/01/99                                  3.80          377,728
          HINGHAM GO
          Series '98
    320   2/15/99                                  3.71          324,459
          HOLDEN BAN
          Series '97
  1,000   10/01/98                                 3.92        1,000,799
          LITTLETON GO
          MBIA
    270   9/15/98                                  3.88          271,704
          MASSACHUSETTS AMBAC
          Series '89C Pre-Refunded
    300   6/01/99                                  3.90          314,050
          MASSACHUSETTS
          EDUCATIONAL FINANCING AUTHORITY
          Student Loan Revenue
          Series '98C AMT VRDN (a)
  1,300   12/01/17                                 3.50        1,300,000
          MASSACHUSETTS HEALTH &
          EDUCATION FACILITY
          (Amherst College) VRDN (a)
  1,000   11/01/26                                 3.40        1,000,000
          MASSACHUSETTS HEALTH &
          EDUCATION FACILITY
          (Falmouth Assisted Living)
          Series '95A VRDN (a)
    500   11/01/26                                 3.40          500,000
          MASSACHUSETTS HEALTH &
          EDUCATION FACILITY
          (Harvard University)
          Series '85 VRDN (a)
    800   8/01/17                                  3.40          800,000
          MASSACHUSETTS HEALTH &
          EDUCATION FACILITY
          (Harvard University)
          Series '85Q-Z VRDN (a)
    200   9/01/40                                  3.40          200,000
          MASSACHUSETTS IFA
          (ADP Inc. Project)
          Series '97 VRDN (a)
  1,000   12/01/19                                 4.00        1,000,000
          MASSACHUSETTS IFA
          (Berkshire Project)
          Series '90 VRDN (a)
  1,200   9/01/20                                  3.55        1,200,000
          MASSACHUSETTS IFA
          (Carand Realty Trust)
          AMT VRDN (a)
    925   5/01/17                                  3.55          925,000
          MASSACHUSETTS IFA
          (Gordon College Project)
          Series '97 VRDN (a)
    500   12/01/27                                 3.40          500,000
          MASSACHUSETTS IFA
          (Mount Ida College Project)
          Series '97 AMT VRDN (a)
  1,000   12/01/27                                 3.40        1,000,000


1



STATEMENT OF NET ASSETS(CONTINUED)
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          MASSACHUSETTS IFA
          (Newbury College Project)
          Series '96 VRDN (a)
$   691   6/01/21                                  3.40%     $   691,000
          MASSACHUSETTS IFA
          (Prevention of Cruelty to Animals)
          Series '97 VRDN (a)
    300   8/01/27                                  3.65          300,000
          MASSACHUSETTS IFA
          (Showa Womens Institute, Inc.)
          Series '94 VRDN (a)
    900   3/15/04                                  3.70          900,000
          MASSACHUSETTS IFA
          (Tamasi Family Development)
          VRDN (a)
  1,000   5/01/13                                  3.55        1,000,000
          MASSACHUSETTS IFA
          (Techprint Issue)
          Series '97 AMT VRDN (a)
    872   6/01/17                                  3.70          872,000
          MASSACHUSETTS IFA
          Res. Rec. (Ogden Haverhill Project)
          Series '92 VRDN (a)
    800   12/01/06                                 3.40          800,000
          MASSACHUSETTS IFA PCR
          (Holyoke Water & Power Co.)
          Series '90 AMT VRDN (a)
  1,300   12/01/20                                 3.30        1,300,000
          MASSACHUSETTS IFA PCR
          (New England Power Co.)
          Series '92 VRDN (a)
    500   10/01/22                                 3.75          500,000
          SOUTH HADLEY GO
          Series '97 MBIA
    200   7/15/98                                  3.93          200,192
          WESTFORD GO
          Series '98 FGIC
    630   5/15/99                                  3.85          642,531
                                                             ------------
                                                              21,030,295

          COLORADO-3.9%
          COLORADO STUDENT OBLIGATION
          BOND AUTHORITY
          Student Loan Revenue
          Series '89A AMT VRDN (a)
  1,100   3/01/24                                  3.50        1,100,000

          OHIO-3.6%
          OHIO AIR QUALITY
          DEVELOPMENT AUTHORITY PCR
          (JMG Funding Partnership)
          Series '94B AMT VRDN (a)
  1,000   4/01/28                                  3.65        1,000,000

          OREGON-3.6%
          OREGON ECONOMIC
          DEVELOPMENT AUTHORITY IDR
          (Eagle-Picher Industries)
          VRDN (a)
  1,000   12/01/04                                 3.70        1,000,000

          PUERTO RICO-10.4%
          PUERTO RICO GOVERNMENT
          DEVELOPMENT BANK
          Series '85 MBIA VRDN (a)
  1,300   12/01/15                                 3.15        1,300,000
          PUERTO RICO HIGHWAY &
          TRANSPORTATION AUTHORITY
          Series '98A AMBAC VRDN (a)
  1,300   7/01/28                                  3.00        1,300,000
          PUERTO RICO INDUSTRIAL,
          MEDICAL, HIGHER
          EDUCATION & ENVIRONMENT
          (Ana G. Mendez Educ.
          Foundation Project) VRDN (a)
    300   12/01/15                                 3.65          300,000
                                                             ------------
                                                               2,900,000


2



ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          SOUTH CAROLINA-3.6%
          BERKELEY COUNTY IDA
          (Nucor Corp. Project)
          Series '95 AMT VRDN (a)
$ 1,000   9/01/28                                  3.65%     $ 1,000,000

          VIRGINIA-2.2%
          PENINSULA PORTS AUTHORITY
          (Dominion Terminal Project)
          Series '87D VRDN (a)
    600   7/01/16                                  3.85          600,000

          TOTAL INVESTMENTS-102.9%
          (amortized cost $28,630,295)                       $28,630,295
          Other assets less liabilities-(2.9%)                  (797,895)

          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          27,832,400 shares outstanding)                     $27,832,400


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC American Municipal Bond Assurance Corporation
     AMT   Alternative Minimum Tax
     BAN   Bond Anticipation Note
     FGIC  Financial Guaranty Insurance Company
     FSA   Financial Security Assurance
     GO    General Obligation
     IDA   Industrial Development Authority
     IDR   Industrial Development Revenue
     IFA   Industrial Finance Authority
     MBIA  Municipal Bond Investors Assurance
     PCR   Pollution Control Revenue

    See notes to financial statements.


3



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                             $922,958

EXPENSES
  Advisory fee (Note B)                                $ 126,476
  Distribution assistance and
    administrative service (Note C)                      125,462
  Custodian fees                                          39,458
  Audit and legal fees                                    22,024
  Transfer agency (Note B)                                14,905
  Printing                                                 9,620
  Registration fees                                        4,369
  Trustees' fees                                           2,494
  Amortization of organization expense                     1,831
  Miscellaneous                                            1,120
  Total expenses                                         347,759
  Less: expense reimbursement and fee waiver            (132,094)
  Net expenses                                                          215,665

NET INCREASE IN NET ASSETS FROM OPERATIONS                             $707,293



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                                     APRIL 17,
                                                     YEAR ENDED     1997(A) TO
                                                    JUNE 30,1998   JUNE 30,1997
                                                    ------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                             $   707,293    $    60,735

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                (707,293)       (60,735)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              12,786,301     15,046,099
  Total increase                                     12,786,301     15,046,099

NET ASSETS
  Beginning of period                                15,046,099             -0-
  End of period                                     $27,832,400    $15,046,099


(a)  Commencement of operations.

     See notes to financial statements.


4



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2002.

3. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1997 to August 31, 1997 for expenses exceeding .50% of its average daily net assets from September 1, 1997 to September 30, 1997 for expenses exceeding .60% of its average daily net assets, from October 1, 1997 to October 26, 1997 for expenses exceeding .70% of its average daily net assets, from October 27, 1997 to November 19, 1997 for expenses exceeding .80% of its average daily net assets and from November 20, 1997 to January 5, 1998 for expenses exceeding .90% of its average daily net assets. For the year ended June 30, 1998, the reimbursement amounted to $105,068.


5



NOTES TO FINANCIAL STATEMENTS(CONTINUED)
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $13,500 for the year ended June 30, 1998.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1998, the distribution fee amounted to $63,238, of which $27,026 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1998, such payments by the Portfolio amounted to $62,224, of which $46,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1998, capital paid-in aggregated $27,832,400. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED   APRIL 17,1997(A)
                                                   JUNE 30,        THROUGH
                                                     1998        JUNE 30,1997
                                                -------------  ----------------
Shares sold                                      134,199,946      25,831,508
Shares issued on reinvestments of dividends          707,293          60,735
Shares redeemed                                 (122,120,938)    (10,846,144)
Net increase                                      12,786,301      15,046,099


(a)  Commencement of operations.


6



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR ENDED  APRIL 17,1997(A)
                                                     JUNE 30,         THROUGH
                                                        1998    JUNE 30, 1997
                                                    ---------  ----------------
Net asset value, beginning of period                   $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                               .028          .007

LESS: DIVIDENDS
Dividends from net investment income                   (.028)        (.007)
Net asset value, end of period                         $1.00         $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                                   2.83%         3.53%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)            $27,832       $15,046
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements            .85%          .50%(d)
  Expenses, before waivers and reimbursements           1.37%         2.99%(d)
  Net investment income (b)                             2.80%         3.47%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


7



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO

We have audited the accompanying statement of net assets of the Massachusetts Portfolio of Alliance Municipal Trust as of June 30, 1998 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Massachusetts Portfolio of Alliance Municipal Trust as of June 30, 1998, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 24, 1998


8



ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
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YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 1 5 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AMAAR